Shareholder Report, Average Annual Return (Details)								1 Months Ended	6 Months Ended			10 Months Ended	12 Months Ended		44 Months Ended	60 Months Ended	82 Months Ended	102 Months Ended	105 Months Ended	111 Months Ended	119 Months Ended	120 Months Ended
	Dec. 28, 2023	Oct. 30, 2020	Sep. 05, 2017	Dec. 28, 2015	Sep. 30, 2015	Apr. 14, 2015	Jul. 31, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000192548
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst Buffered Shield Fund
Average Annual Return, Percent													6.84%			3.91%				4.58%
C000192549
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Catalyst Buffered Shield Fund
C000192550
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Catalyst Buffered Shield Fund
C000111983
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Catalyst Nasdaq-100 Hedged Equity Fund
Average Annual Return, Percent													7.53%			3.73%						3.87%
C000111984
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Catalyst Nasdaq-100 Hedged Equity Fund
C000142554
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Catalyst Nasdaq-100 Hedged Equity Fund
C000143112
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Catalyst Systematic Alpha Fund
Average Annual Return, Percent													3.77%			14.60%					6.26%
C000143113
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Catalyst Systematic Alpha Fund
C000143114
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Catalyst Systematic Alpha Fund
C000246757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Average Annual Return, Percent										9.61%
C000246758
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Catalyst/Aspect Enhanced Multi-Asset Fund
C000246756
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Catalyst/Aspect Enhanced Multi-Asset Fund
C000158688
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Catalyst/Millburn Dynamic Commodity Strategy Fund
Average Annual Return, Percent													(2.44%)			0.14%			1.47%
C000158689
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Catalyst/Millburn Dynamic Commodity Strategy Fund
C000158690
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Catalyst/Millburn Dynamic Commodity Strategy Fund
C000220411
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Catalyst/Millburn Hedge Strategy Fund
C000163769
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Catalyst/Millburn Hedge Strategy Fund
Average Annual Return, Percent													8.62%			7.02%		8.18%
C000163770
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Catalyst/Millburn Hedge Strategy Fund
C000163771
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Catalyst/Millburn Hedge Strategy Fund
C000130114
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Catalyst/Warrington Strategic Program Fund
Average Annual Return, Percent													(2.50%)			2.16%						(0.83%)
C000130115
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Catalyst/Warrington Strategic Program Fund
C000130116
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Catalyst/Warrington Strategic Program Fund
Without Sales Load [Member] | C000192548
Average Annual Return [Line Items]
Average Annual Return, Percent													13.42%			5.14%				5.26%
Without Sales Load [Member] | C000192549
Average Annual Return [Line Items]
Average Annual Return, Percent													12.67%			4.36%	4.87%
Without Sales Load [Member] | C000192550
Average Annual Return [Line Items]
Average Annual Return, Percent													13.83%			5.41%				5.53%
Without Sales Load [Member] | C000111983
Average Annual Return [Line Items]
Average Annual Return, Percent													14.08%			4.98%						4.49%
Without Sales Load [Member] | C000111984
Average Annual Return [Line Items]
Average Annual Return, Percent													13.22%			4.20%						3.68%
Without Sales Load [Member] | C000142554
Average Annual Return [Line Items]
Average Annual Return, Percent													14.34%			5.26%						4.74%
Without Sales Load [Member] | C000143112
Average Annual Return [Line Items]
Average Annual Return, Percent													10.08%			15.96%					6.90%
Without Sales Load [Member] | C000143113
Average Annual Return [Line Items]
Average Annual Return, Percent													9.29%			15.10%					6.07%
Without Sales Load [Member] | C000143114
Average Annual Return [Line Items]
Average Annual Return, Percent													10.41%			16.23%					7.12%
Without Sales Load [Member] | C000246757
Average Annual Return [Line Items]
Average Annual Return, Percent										16.30%
Without Sales Load [Member] | C000246758
Average Annual Return [Line Items]
Average Annual Return, Percent										15.80%
Without Sales Load [Member] | C000246756
Average Annual Return [Line Items]
Average Annual Return, Percent										16.40%
Without Sales Load [Member] | C000158688
Average Annual Return [Line Items]
Average Annual Return, Percent													3.56%			1.34%			2.16%
Without Sales Load [Member] | C000158689
Average Annual Return [Line Items]
Average Annual Return, Percent													2.83%			0.59%			1.40%
Without Sales Load [Member] | C000158690
Average Annual Return [Line Items]
Average Annual Return, Percent													3.85%			1.59%			2.41%
Without Sales Load [Member] | C000220411
Average Annual Return [Line Items]
Average Annual Return, Percent													14.39%		13.28%
Without Sales Load [Member] | C000163769
Average Annual Return [Line Items]
Average Annual Return, Percent													15.26%			8.30%		8.94%
Without Sales Load [Member] | C000163770
Average Annual Return [Line Items]
Average Annual Return, Percent													14.40%			7.49%		8.12%
Without Sales Load [Member] | C000163771
Average Annual Return [Line Items]
Average Annual Return, Percent													15.56%			8.57%						9.23%
Without Sales Load [Member] | C000130114
Average Annual Return [Line Items]
Average Annual Return, Percent													3.42%			3.38%						(0.24%)
Without Sales Load [Member] | C000130115
Average Annual Return [Line Items]
Average Annual Return, Percent													2.64%			2.63%						(0.98%)
Without Sales Load [Member] | C000130116
Average Annual Return [Line Items]
Average Annual Return, Percent													3.72%			3.66%						0.02%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%				13.01%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%	14.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%				13.01%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											NASDAQ- 100 Total Return Index
Average Annual Return, Percent													30.77%			21.77%						18.92%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											NASDAQ- 100 Total Return Index
Average Annual Return, Percent													30.77%			21.77%						18.92%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								NASDAQ- 100 Total Return Index
Average Annual Return, Percent													30.77%			21.77%						18.92%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%					13.13%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%					13.13%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%					13.13%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										14.97%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										14.97%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										14.97%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Commodity Index Total Return
Average Annual Return, Percent													5.00%			7.25%			3.45%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Commodity Index Total Return
Average Annual Return, Percent													5.00%			7.25%			3.45%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Commodity Index Total Return
Average Annual Return, Percent													5.00%			7.25%			3.45%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent													5.43%		2.50%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%		14.21%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent													5.43%			2.17%		1.78%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent													5.43%			2.17%						1.52%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%						12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%						12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%						12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%						12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%						12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%						12.86%
BNP Paribas Catalyst Systematic Alpha Index II
Average Annual Return [Line Items]
Line Graph and Table Measure Name							BNP Paribas Catalyst Systematic Alpha Index II
Average Annual Return, Percent													7.33%			15.26%					14.70%
BNP Paribas Catalyst Systematic Alpha Index II
Average Annual Return [Line Items]
Line Graph and Table Measure Name							BNP Paribas Catalyst Systematic Alpha Index II
Average Annual Return, Percent													7.33%			15.26%					14.70%
BNP Paribas Catalyst Systematic Alpha Index II
Average Annual Return [Line Items]
Line Graph and Table Measure Name							BNP Paribas Catalyst Systematic Alpha Index II
Average Annual Return, Percent													7.33%			15.26%					14.70%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent										2.70%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent										2.70%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent										2.70%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%			14.76%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%			14.76%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%			14.76%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%		16.82%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent													5.43%			2.17%		1.78%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%		14.21%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent													24.56%			15.05%						12.86%